Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 01, 2013	Feb. 15, 2013
Goodwill [Roll Forward]
Goodwill	$ 420,201	$ 420,201	$ 420,201
Accumulated impairment losses	(420,201)	(420,201)	0
Net	0	0	420,201
Impairment losses	(420,200)	(420,201)	0	$ 0
ResCap [Member]
Goodwill [Roll Forward]
Net						$ 211,419
ResCap [Member] | Servicing [Member]
Goodwill [Roll Forward]
Goodwill	82,669	82,669	82,669
Accumulated impairment losses	(82,669)	(82,669)	0
Net	0	0	82,669
Impairment losses		(82,669)
Homeward Residential Holdings, Inc. [Member] | Servicing [Member]
Goodwill [Roll Forward]
Goodwill	218,170	218,170	218,170
Accumulated impairment losses	(218,170)	(218,170)	0
Net	0	0	218,170
Impairment losses		(218,170)
Homeward Residential Holdings, Inc. [Member] | Lending [Member]
Goodwill [Roll Forward]
Goodwill	46,159	46,159	46,159
Accumulated impairment losses	(46,159)	(46,159)	0
Net	0	0	46,159
Impairment losses		(46,159)
Litton Loan Servicing L P [Member] | Servicing [Member]
Goodwill [Roll Forward]
Goodwill	57,430	57,430	57,430
Accumulated impairment losses	(57,430)	(57,430)	0
Net	0	0	57,430
Impairment losses		(57,430)
Liberty Home Equity Solutions, Inc. [Member]
Goodwill [Roll Forward]
Net					$ 3,000
Liberty Home Equity Solutions, Inc. [Member] | Servicing [Member]
Goodwill [Roll Forward]
Goodwill	12,810	12,810	12,810
Accumulated impairment losses	(12,810)	(12,810)	0
Net	0	0	12,810
Impairment losses		(12,810)
Liberty Home Equity Solutions, Inc. [Member] | Lending [Member]
Goodwill [Roll Forward]
Goodwill	2,963	2,963	2,963
Accumulated impairment losses	(2,963)	(2,963)	0
Net	$ 0	0	$ 2,963
Impairment losses		$ (2,963)